UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Report to Shareholders

Government Money Fund	November 30, 2016

The views and opinions in this report were current as of November 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Money market yields increased in the six-month period ended November 30, 2016—a welcome development for money fund investors. Although the Federal Reserve did not raise short-term interest rates during that time frame, yields of nongovernment money market securities, such as commercial paper, increased. This stemmed from the SEC’s long-planned money market fund reforms, which took effect in October and prompted a broad shift in money market fund assets to U.S. government securities. While Treasury bill yields were little changed for most of our reporting period, they rose as the period ended in anticipation of an imminent Fed rate increase—which occurred on December 14, after our reporting period ended.

ECONOMY AND INTEREST RATES

The U.S. economy has picked up after a sluggish performance in the first half of 2016. According to the Commerce Department’s most recent estimate, third-quarter gross domestic product (GDP) grew at an annualized pace of 3.2%, following readings of 0.8% and 1.4% in the first and second quarters, respectively. Although the pace of employment growth has moderated over the last year, the labor market continues to tighten, and wage growth has accelerated. The unemployment rate was 4.6% in November, the lowest level in about nine years. Inflation pressures have been firming, too, as commodity prices have rebounded from early-2016 lows.

During the last six months, the Federal Reserve kept its federal funds target rate in the 0.25% to 0.50% range it established when it raised rates in December 2015 for the first time in nine years. While the Fed did not act during our reporting period, central bank officials have been indicating for several months that the case for raising short-term rates “has strengthened,” thus warning the financial markets that another rate increase was approaching. This put some upward pressure on T-bill yields, but the heightened demand for T-bills ahead of the October 14 money fund reform deadline tempered their increase.

Immediately following our reporting period, the central bank lifted the fed funds target rate range to 0.50% to 0.75%—an increase of 25 basis points (one hundred basis points equal one percentage point)—on December 14. We believe the Fed is likely to watch the effects of this rate increase on the economy and financial markets for several months before deciding to raise rates again. The Fed will also need to take into account the new president’s fiscal policies and their effects on economic growth and inflation.

PERFORMANCE AND PORTFOLIO REVIEW

Your fund returned 0.01% in the six months ended November 30, 2016. As shown in the Performance Comparison table, the fund slightly lagged its benchmark, the Lipper Money Market Funds Index.

The accelerating demand for Treasury and government obligations contained T-bill yields for most of our reporting period. Once money fund reforms took effect, and once the election passed, T-bill yields rose in anticipation of the Fed’s next move. From the end of May through the end of October, three-month Treasury bills oscillated between 0.18% and 0.37%, before settling at 0.48% at the end of November. Similarly, six-month T-bill yields stayed between 0.35% and 0.54% through the end of October, before settling at 0.62% at the end of November. One-year Treasury bill yields, which were at 0.68% at the end of May, rose to 0.80% by the end of our reporting period. Agency discount notes, because of strong demand from money fund investors, closely tracked yields on Treasury bills.

Significant uncertainty dominated the money markets in the final months of the period. Both money fund reform and expectations around the Fed’s timing for rate hikes dominated our thinking. With a significant asset shift into Treasury and government money funds leading to heightened demand and diminished yields, we maintained a weighted average maturity that was somewhat longer than that of our peer group average. This strategy not only allowed the fund to maintain a high degree of liquidity, but it also enabled us to take advantage of rates moving gradually higher as we moved toward year-end and the likelihood of a Fed rate hike. We expect to maintain a similar weighted average maturity as we enter 2017.

As a government money fund, the portfolio is required to invest almost exclusively in T-bills and other U.S. government securities. Of course, the fund is not subject to the liquidity fees and redemption restrictions (also known as “gates”) that may be applied to nongovernment money funds during times of severe redemption activity. At the end of November, approximately 41% of fund assets were invested in Treasury bills and notes, while other U.S. government and agency securities represented about 32%. Repurchase agreements accounted for about 27% of assets.

OUTLOOK

While the Fed raised rates in December, inflation remains fairly low, so we expect that the future pace of Fed tightening will be very deliberate. With this forecast, money market investors should expect returns to remain subdued for some time. In any event, we remain committed to managing a high-quality, diversified portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our shareholders.

As always, thank you for investing with T. Rowe Price.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the fund’s Investment Advisory Committee

December 16, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN GOVERNMENT MONEY MARKET FUNDS

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

GLOSSARY

Basis point: One one-hundredth of one percentage point, or 0.01%.

Federal funds target rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Lipper indexes: Fund benchmarks that consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A form of short-term borrowing using collateral in which a bank or broker-dealer sells government securities to another party, such as the Federal Reserve, and commits to buy them back at a fixed price on a future date, usually within a week.

SEC yield (7-day simple): A method of calculating a money fund’s yield by annualizing the fund’s net investment income for the last seven days of each period divided by the fund’s net asset value at the end of the period. Yield will vary and is not guaranteed.

Weighted average life: A measure of a fund’s credit quality risk. In general, the longer the average life, the greater the fund’s credit quality risk. The average life is the dollar-weighted average maturity of a portfolio’s individual securities without taking into account interest rate readjustment dates. Money funds must maintain a weighted average life of less than 120 days.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

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Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 11/30/16	Year Ended 5/31/16	5/31/15	5/31/14	5/31/13	5/31/12
NET ASSET VALUE						
Beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment activities						
Net investment income[(1)]	–[(2)(3)]	–[(2)(3)]	–[(2)(3)]	–[(2)(3)]	–[(2)(3)]	–[(2)(3)]
Net realized and unrealized gain / loss	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]
Total from investment activities	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]
Distributions						
Net investment income	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]	–[(2)]
NET ASSET VALUE End of Period	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**	**$ 1.00**

Ratios/Supplemental Data

	6 Months Ended 11/30/16	Year Ended 5/31/16	5/31/15	5/31/14	5/31/13	5/31/12
Total return[(4)]	**0.01%[(3)]**	**0.01%[(3)]**	**0.01%[(3)]**	**0.01%[(3)]**	**0.01%[(3)]**	**0.01%[(3)]**
Ratio of net expenses to average net assets	0.40%[(3)(5)]	0.32%[(3)]	0.16%[(3)]	0.15%[(3)]	0.24%[(3)]	0.26%[(3)]
Ratio of net investment income to average net assets	0.01%[(3)(5)]	0.01%[(3)]	0.01%[(3)]	0.01%[(3)]	0.01%[(3)]	0.01%[(3)]
Net assets, end of period (in millions)	$ 8,185	$ 7,303	$ 6,588	$ 6,615	$ 5,857	$ 5,593

(1) Per share amounts calculated using average shares outstanding method.

(2) Amounts round to less than $0.01 per share.

(3) See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements 0.07%, 0.21%, 0.37%, 0.38%, 0.31%, and 0.30% of average net assets for the six months ended 11/30/16 and the years ended 5/31/16, 5/31/15, 5/31/14, 5/31/13, and 5/31/12, respectively.

(4) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5) Annualized

The accompanying notes are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par	$ Value
U.S. GOVERNMENT AGENCY DEBT 31.9%(1)		
Federal Farm Credit Bank, 0.36%, 12/22/16	20,000	19,996
Federal Farm Credit Bank, 0.37%, 2/17/17	40,000	39,968
Federal Farm Credit Bank, 0.39%, 12/1/16	24,850	24,850
Federal Farm Credit Bank, 0.43%, 1/9/17	25,000	24,988
Federal Farm Credit Bank, 0.46%, 1/24/17	10,000	9,993
Federal Farm Credit Bank, 0.48%, 1/13/17	1,700	1,699
Federal Farm Credit Bank, 0.48%, 3/3/17	50,000	49,939
Federal Farm Credit Bank, 0.51%, 4/13/17	64,900	64,778
Federal Farm Credit Bank, 0.66%, 2/22/17	10,000	10,005
Federal Farm Credit Bank, 4.875%, 1/17/17	17,090	17,185
Federal Farm Credit Bank, FRN, 0.501%, 11/28/17	50,000	49,951
Federal Farm Credit Bank, FRN, 0.553%, 5/5/17	99,500	99,498
Federal Farm Credit Bank, FRN, 0.562%, 10/25/17	25,000	25,000
Federal Farm Credit Bank, FRN, 0.588%, 11/13/17	25,000	25,016
Federal Farm Credit Bank, FRN, 0.592%, 10/19/17	34,000	34,018
Federal Home Loan Bank, 0.346%, 12/2/16	22,690	22,690
Federal Home Loan Bank, 0.35%, 12/7/16	35,000	34,998
Federal Home Loan Bank, 0.36%, 12/15/16	50,000	49,993
Federal Home Loan Bank, 0.43%, 1/26/17	38,000	37,975
Federal Home Loan Bank, 0.445%, 1/6/17	54,300	54,276
Federal Home Loan Bank, 0.45%, 1/13/17	24,900	24,887
Federal Home Loan Bank, 0.48%, 1/27/17	50,000	49,962
Federal Home Loan Bank, 0.48%, 1/30/17	98,500	98,421
Federal Home Loan Bank, 0.485%, 1/25/17	15,000	14,989
Federal Home Loan Bank, 0.50%, 12/12/16	50,000	49,992
Federal Home Loan Bank, 0.506%, 3/22/17	50,000	49,922
Federal Home Loan Bank, 0.508%, 12/23/16	50,000	49,985
Federal Home Loan Bank, 0.53%, 2/15/17	80,000	79,911
Federal Home Loan Bank, 0.55%, 3/24/17	50,000	49,914

Federal Home Loan Bank, 0.585%, 4/13/17	55,320	55,200
Federal Home Loan Bank, 1.125%, 3/10/17	5,005	5,013
Federal Home Loan Bank, 1.625%, 12/9/16	30,000	30,007
Federal Home Loan Bank, FRN, 0.641%, 8/21/17	74,900	74,900
Federal Home Loan Bank, FRN, 0.691%, 8/18/17	100,000	100,000
Federal Home Loan Bank, FRN, 0.694%, 3/9/17	50,000	50,000
Federal Home Loan Bank, FRN, 0.733%, 3/23/17	50,000	49,998
Federal Home Loan Bank, FRN, 0.736%, 5/4/17	100,000	100,000
Federal Home Loan Mortgage, 0.345%, 12/7/16	25,000	24,999
Federal Home Loan Mortgage, 0.37%, 2/13/17	99,900	99,824
Federal Home Loan Mortgage, 0.39%, 12/1/16	25,000	25,000
Federal Home Loan Mortgage, 0.40%, 12/22/16	49,700	49,688
Federal Home Loan Mortgage, 0.44%, 12/16/16	25,000	24,995
Federal Home Loan Mortgage, 0.44%, 2/3/17	25,000	24,980
Federal Home Loan Mortgage, 0.448%, 2/10/17	22,900	22,880
Federal Home Loan Mortgage, 0.46%, 4/7/17	100,000	99,838
Federal Home Loan Mortgage, 0.47%, 12/13/16	50,000	49,992
Federal Home Loan Mortgage, 0.50%, 1/27/17	40,958	40,961
Federal Home Loan Mortgage, 0.50%, 4/25/17	50,000	49,899
Federal Home Loan Mortgage, 0.52%, 2/23/17	30,000	29,964
Federal Home Loan Mortgage, 0.78%, 12/29/16	8,100	8,102
Federal Home Loan Mortgage, 0.875%, 2/22/17	3,825	3,829
Federal Home Loan Mortgage, 5.00%, 2/16/17	39,750	40,127
Federal Home Loan Mortgage, FRN, 0.397%, 4/11/17	249,700	249,700
Federal National Mortgage Assn., 0.34%, 12/16/16	13,000	12,998
Federal National Mortgage Assn., 0.41%, 1/3/17	25,000	24,991
Federal National Mortgage Assn., 0.501%, 4/19/17	14,824	14,795
Federal National Mortgage Assn., 1.25%, 1/30/17	74,165	74,255

Federal National Mortgage Assn., FRN, 0.582%, 7/20/17	10,895	10,907
Total U.S. Government Agency Obligations (Cost $2,612,641)		2,612,641

U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 13.5% (2)

HSBC Securities, Tri-Party, Dated 11/30/16, 0.27%, Delivery Value of $250,001,875 on 12/1/16, Collateralized by U.S. Government securities, 3.00% - 6.00%, 12/1/22 - 9/1/46 valued at $255,000,038	250,000	250,000
JPMorgan Chase Securities, Tri-Party, Dated 11/30/16, 0.28% Delivery Value of $100,000,778 on 12/1/16, Collateralized by U.S. Government securities, 2.384% - 3.267%, 12/1/31 - 11/1/46, valued at $102,000,361	100,000	100,000
RBC Capital Markets, Tri-Party, Dated 11/30/16, 0.27% Delivery Value of $750,005,625 on 12/1/16, Collateralized by U.S. Government securities, 1.931% - 6.145%, 6/1/18 - 11/1/46, valued at $765,000,000	750,000	750,000
Total U.S. Government Agency Repurchase Agreements (Cost $1,100,000)		1,100,000

U.S. TREASURY DEBT 41.5%

U.S. Treasury Bills, 0.303%, 1/5/17	39,875	39,863
U.S. Treasury Bills, 0.36%, 12/22/16	108,300	108,278
U.S. Treasury Bills, 0.371%, 1/12/17	243,360	243,256
U.S. Treasury Bills, 0.39%, 1/26/17	13,629	13,620
U.S. Treasury Bills, 0.409%, 2/2/17	124,600	124,511
U.S. Treasury Bills, 0.43%, 1/19/17	49,880	49,851
U.S. Treasury Bills, 0.445%, 2/16/17	50,000	49,952
U.S. Treasury Bills, 0.456%, 2/9/17	171,100	170,951
U.S. Treasury Bills, 0.461%, 2/23/17	181,900	181,704
U.S. Treasury Bills, 0.478%, 4/27/17	84,900	84,734
U.S. Treasury Bills, 0.48%, 12/1/16	100,000	100,000
U.S. Treasury Bills, 0.483%, 3/9/17	57,029	56,954
U.S. Treasury Bills, 0.49%, 4/6/17	99,800	99,629

The accompanying notes are an integral part of these financial statements.

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The accompanying notes are an integral part of these financial statements.

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The accompanying notes are an integral part of these financial statements.

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The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

T. Rowe Price Government Money Fund, Inc. (the fund), formerly the Prime Reserve Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

In accordance with amendments to rules governing money market funds under the 1940 Act (amendments) and as approved by the fund’s Board, the fund intends to operate as a government money market fund. On August 1, 2016, the fund adopted a policy to, under normal conditions, invest at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. On October 14, 2016, the fund also adopted a policy to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities or cash. The fund will generally continue to value its securities at amortized cost and transact at a stable $1.00 NAV. The amendments do not require government money market funds to, and the fund has no intention to voluntarily, impose liquidity fees on redemptions or temporarily suspend redemptions.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 30, 2016, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2016, the cost of investments for federal income tax purposes was $8,185,702,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. On May 31, 2016, the individual fund fee, applied to the fund’s average daily net assets, was 0.05%. On August 1, 2016, the individual fund fee was lowered to 0.00% so the fund only pays the group fee rate. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.270% for assets in excess of $500 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2016, the effective annual group fee rate was 0.29%.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2016, expenses waived/repaid totaled $2,613,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2016, expenses incurred pursuant to these service agreements were $40,000 for Price Associates; $3,416,000 for T. Rowe Price Services, Inc.; and $835,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

As of November 30, 2016, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 1,446,260,383 shares of the fund, representing 18% of the fund’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $0 and $130,921,000, respectively, with net realized gain of $0 for the six months ended November 30, 2016.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2017